UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $      820,310
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
ANAREN INC                   COM              032744104      225    11,600          OTHER                  11,600      0       -
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778    1,104    27,175          OTHER                  27,175      0       -
BIODELIVERY SCIENCES INTL IN COM              09060J106       97    23,000          OTHER                  23,000      0       -
FINANCIAL INSTNS INC         COM              317585404      212    10,646          OTHER                  10,646      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    6,045   682,251          OTHER                   2,577      0 679,674
GENERAL ELECTRIC CO          COM              369604103      332    14,343          OTHER                  14,343      0       -
ISHARES GOLD TRUST           ISHARES          464285105    1,957   126,125          SOLE                  126,125      0       -
ISHARES TR                   BARCLYS TIPS BD  464287176    5,947    49,040          SOLE                   46,850      0   2,190
ISHARES TR                   CORE S&P500 ETF  464287200   77,447   492,168          SOLE                  437,533      0  54,635
ISHARES TR                   CORE TOTUSBD ETF 464287226      730     6,589          SOLE                    6,589      0       -
ISHARES TR                   MSCI EMERG MKT   464287234      743    17,381          SOLE                   17,381      0       -
ISHARES TR                   IBOXX INV CPBD   464287242      654     5,453          SOLE                    5,453      0       -
ISHARES TR                   S&P500 GRW       464287309    2,675    32,470          SOLE                   30,870      0   1,600
ISHARES TR                   S&P 500 VALUE    464287408   13,143   178,084          SOLE                  175,134      0   2,950
ISHARES TR                   BARCLYS 7-10 YR  464287440    1,720    16,025          SOLE                   16,025      0       -
ISHARES TR                   BARCLYS 1-3 YR   464287457    1,263    14,950          SOLE                   14,950      0       -
ISHARES TR                   MSCI EAFE INDEX  464287465   63,228 1,072,019          SOLE                1,037,594      0  34,425
ISHARES TR                   CORE S&P MCP ETF 464287507  101,502   882,093          SOLE                  859,343      0  22,750
ISHARES TR                   S&P MC 400 GRW   464287606    3,971    30,988          SOLE                   30,988      0       -
ISHARES TR                   RUSSELL1000GRW   464287614    1,374    19,255          SOLE                   19,255      0       -
ISHARES TR                   S&P MIDCP VALU   464287705    3,874    38,397          SOLE                   38,397      0       -
ISHARES TR                   CORE S&P SCP ETF 464287804   83,346   957,343          SOLE                  935,568      0  21,775
ISHARES TR                   S&P SMLCP VALU   464287879    3,686    40,988          SOLE                   40,328      0     660
ISHARES TR                   S&P SMLCP GROW   464287887    3,716    39,581          SOLE                   38,896      0     685
ISHARES TR                   AGENCY BD FD     464288166    1,403    12,375          SOLE                   12,375      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323    1,828    16,450          SOLE                   12,850      0   3,600
ISHARES TR                   S&P NTL AMTFREE  464288414      210     1,905          SOLE                    1,905      0       -
ISHARES TR                   BARCLYS MBS BD   464288588    1,454    13,470          SOLE                   13,470      0       -
ISHARES TR                   BARCLYS 1-3YR CR 464288646    2,328    22,057          SOLE                   22,057      0       -
ISHARES TR                   BARCLYS 3-7 YR   464288661    3,008    24,360          SOLE                   24,360      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869    6,363   108,468          SOLE                  104,893      0   3,575
ISHARES TR                   MSCI VAL IDX     464288877    2,476    49,786          SOLE                   48,486      0   1,300
JPMORGAN CHASE & CO          COM              46625H100      597    12,582          OTHER                  12,582      0       -
JOHNSON & JOHNSON            COM              478160104      364     4,470          OTHER                   4,470      0       -
KIMBERLY CLARK CORP          COM              494368103      371     3,785          OTHER                   3,785      0       -
MEDTRONIC INC                COM              585055106    1,165    24,800          OTHER                  24,800      0       -
MICROSOFT CORP               COM              594918104      209     7,305          OTHER                   7,305      0       -
PAYCHEX INC                  COM              704326107    3,114    88,827          OTHER                  88,827      0       -
PEPSICO INC                  COM              713448108      268     3,384          OTHER                   3,384      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205    1,677    30,900          SOLE                   30,900      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105   11,978   438,601          SOLE                  426,551      0  12,050
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    3,098   113,700          SOLE                  113,700      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    4,725   188,255          SOLE                  185,255      0   3,000
RYDEX ETF TRUST              GUG S&P500 PU VA 78355W304    1,113    28,660          SOLE                   28,660      0       -
SPDR S&P 500 ETF TR          TR UNIT          78462F103  163,554 1,043,937          SOLE                1,027,912      0  16,025
SPDR GOLD TRUST              GOLD SHS         78463V107    1,759    11,390          SOLE                   11,390      0       -
SPDR INDEX SHS FDS           GLB NAT RESRCE   78463X541    1,503    29,900          SOLE                   29,900      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756    3,022    63,008          SOLE                   60,408      0   2,600
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   22,418   521,225          SOLE                  509,525      0  11,700
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    3,490   113,863          SOLE                  109,488      0   4,375
SPDR SERIES TRUST            DJ REIT ETF      78464A607   40,476   521,395          SOLE                  509,645      0  11,750
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    1,301    28,400          SOLE                   28,400      0       -
SPDR SERIES TRUST            S&P BK ETF       78464A797   10,828   402,097          SOLE                  400,322      0   1,775
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   36,432   250,702          SOLE                  243,252      0   7,450
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107      673     3,210          SOLE                    3,210      0       -
SCHLUMBERGER LTD             COM              806857108      221     2,946          OTHER                   2,946      0       -
SCHWAB STRATEGIC TR          US LRG CAP ETF   808524201      572    15,318          SOLE                   15,318      0       -
SCHWAB STRATEGIC TR          US LCAP VA ETF   808524409      252     7,097          SOLE                    7,097      0       -
SCHWAB STRATEGIC TR          US MID-CAP ETF   808524508      333    10,538          SOLE                   10,538      0       -
SCHWAB STRATEGIC TR          US SML CAP ETF   808524607      364     8,487          SOLE                    8,487      0       -


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
SCHWAB STRATEGIC TR          EMRG MKTEQ ETF   808524706      549    21,504          SOLE                   21,504      0       -
SCHWAB STRATEGIC TR          INTL EQTY ETF    808524805    2,027    72,820          SOLE                   72,820      0       -
SCHWAB STRATEGIC TR          US AGGREGATE B   808524839    1,525    29,197          SOLE                   29,197      0       -
SCHWAB STRATEGIC TR          US REIT ETF      808524847      344    10,546          SOLE                   10,546      0       -
SCHWAB STRATEGIC TR          US TIPS ETF      808524870      306     5,272          SOLE                    5,272      0       -
SCHWAB STRATEGIC TR          INTL SCEQT ETF   808524888      251     8,915          SOLE                    8,915      0       -
SIRIUS XM RADIO INC          COM              82967N108       31    10,000          OTHER                  10,000      0       -
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827    1,391    17,170          SOLE                   17,170      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   34,032   406,891          SOLE                  389,141      0  17,750
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF    921943858   10,902   299,271          SOLE                  297,146      0   2,125
VANGUARD MALVERN FDS         STRM INFPROIDX   922020805   36,004   715,208          SOLE                  697,533      0  17,675
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775      272     5,868          SOLE                    5,868      0       -
VANGUARD INTL EQUITY INDEX F FTSE EMR MKT ETF 922042858    5,472   127,575          SOLE                  122,350      0   5,225
VANGUARD INDEX FDS           REIT ETF         922908553    4,816    68,283          SOLE                   67,608      0     675
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,771    19,065          SOLE                   17,415      0   1,650
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    5,508    76,780          SOLE                   67,205      0   9,575
VANGUARD INDEX FDS           SMALL CP ETF     922908751      830     9,105          SOLE                    6,605      0   2,500
VANGUARD INDEX FDS           TOTAL STK MKT    922908769      339     4,187          SOLE                    4,187      0       -


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